Average Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO Total Market Index Fund	Dec. 30, 2024
Fidelity ZERO Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.21%
Past 5 years	15.22%
Since Inception	11.42%	[1]
Fidelity ZERO Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.79%
Past 5 years	14.82%
Since Inception	11.02%	[1]
Fidelity ZERO Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.79%
Past 5 years	12.21%
Since Inception	9.06%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.07%
IXYSR
Average Annual Return:
Past 1 year	26.16%
Past 5 years	15.20%
Since Inception	11.40%

[1]	A From August 2, 2018 .